Property and Equipment - Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Land and land improvements	$ 241,814	$ 241,292
Buildings	2,302,173	2,297,343
Furniture, fixtures and equipment	575,501	563,622
Construction-in-progress	21,262	27,534
Property and Equipment, gross	3,140,750	3,129,791
Accumulated depreciation	(1,036,775)	(980,792)
Property and equipment, net	$ 2,103,975	$ 2,148,999